CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		105 Months Ended	114 Months Ended
	May 31, 2014	May 31, 2013	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013	May 31, 2014
Cash flows used in operating activities
Net Income (loss)	$ (1,444,895)	$ (411,973)	$ (730,904)	$ (1,009,735)	$ (6,124,658)	$ (7,569,553)
Changes to reconcile net loss to net cash used in operating activities
Consulting - Stock based compensation	941,154	0	0	66,953	657,250	1,598,404
Depletion	0	0	0	0	298,489	298,489
Write down in carrying value of oil and gas properties	0	0	0	0	293,436	293,436
Stock issued for mineral resource and oil and gas property	0	0	0	0	37,500	37,500
Write down of oil and gas properties	0	140,980	337,843	0	2,919,511	2,919,511
Gain on disposition of oil and gas properties	0	0	0	0	(522,976)	(522,976)
Fair value of warrants liabilities	0	(9,789)	(9,789)	(291,003)	(896,019)	(896,019)
Gain on owned securities	(150,000)	3,750	3,750	312,168	283,082	133,083
Equity pick-up	132,781	850	850	4,824	17,744	150,525
Impairment of long term investments	76,595	0	55,931	197,910	253,841	330,434
Imputed interest	0	0	0	0	17,396	17,396
Accrued loan interest	0	0	0	0	17,928	17,928
Other non-cash activities	58,230	0	0	2,958	30,153	88,383
Change in non-cash working capital items:
Accounts receivable	(23,137)	48,840	46,456	(22,439)	(2,519)	(25,657)
Prepaid expenses and deposit	(251,670)	(4,104)	3,818	33,534	17,371	(234,299)
Deferred charges	0	0	0	29,038	0	0
Accounts payable and accrued liabilities	(111,928)	109,930	228,158	111,888	336,689	224,761
Due to related parties	(50,700)	51,000	(8,864)	72,000	154,273	103,573
Net cash (used in) operating activities	(823,570)	(70,516)	(72,751)	(491,904)	(2,211,509)	(3,035,079)
Cash flows from (used in) investing activities
Proceeds from sale of marketable securities	0	0	0	56,241	56,241	56,241
Oil and gas properties acquisition and divestment	0	0	0	0	(345,180)	(345,180)
Proceeds from sale of oil and gas interests	0	0	0	0	521,545	521,545
Mineral resource properties acquisition	0	(40,000)	(40,000)	(104,798)	(231,843)	(231,843)
Investment in GSWPS	0	0	0	0	(103,500)	(103,500)
Investment in Pro Eco	10,004	0	0	0	(45,000)	(34,996)
Investment in Medical Marijuana Operations	(975,000)	0				(975,000)
Cash provided in connection with business acquisition	0	0	0	0	201,028	201,028
Net cash from (used in) investing activities	(964,996)	(40,000)	(40,000)	(48,557)	53,291	(911,705)
Cash flows from financing activities
Promissory notes - related party	(47,380)	0	0	50,045	50,045	2,665
Net Proceeds from Options exercised	130,000	0				130,000
Net Proceeds from Warrants exercised	913,096	0				913,096
Net proceeds from subscriptions received	2,007,408	100,400	100,400	240,956	2,109,514	4,116,922
Net cash from financing activities	3,003,124	100,400	100,400	291,001	2,159,559	5,162,683
Increase (Decrease) in cash and cash equivalents	1,214,558	(10,116)	(12,351)	(249,460)	1,341	1,215,899
Cash and cash equivalents, beginning of period	1,341	13,692	13,692	263,152	0	0
Cash and cash equivalents, end of period	1,215,899	3,576	1,341	13,692	1,341	1,215,899
Supplemental information of cash flows
Interest paid in cash	0	0	0	0	0	0
Income taxes paid in cash	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0